FAIR VALUE MEASUREMENTS 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	$ 14	$ 48
San Diego Gas and Electric Company [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	12	30
Southern California Gas Company [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	$ 2	$ 4